7. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS

Note 8. SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through November 20, 2015, the date the financial statements were issued.